April 27, 2015

Securities and Exchange Commission
Division of Investment Management
Insured Investments Office
100 F Street NE
Washington, DC  20549

RE:	Allianz Variable Insurance Products Fund of Funds Trust

File Nos. 333-119867 and 811-21624

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendments, Nos. 24 and 25, which Amendments have been filed electronically.

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By:  /s/ Erik Nelson

      Erik Nelson, Chief Legal Officer
      763/765-7453
     Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.